SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basis of computation of earnings per common share

	Years Ended December 31,
	2012	2011

Net income available to common stockholders	$948,000	$1,011,000

Basic common shares:
Weighted average shares outstanding	1,909,139	1,903,396
Less: Weighted average unallocated ESOP shares	(61,565)	(23,774)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights	29,651	25,543
Basic weighted average common shares outstanding	1,877,225	1,905,165

Dilutive potential common shares	3,498	174

Diluted weighted average common shares outstanding	1,880,723	1,905,339

Basic earnings per share	$0.51	$0.53

Diluted earnings per share	$0.51	$0.53